Guarantees, Commitments and Contingencies Guarantess, Commitments and Contingencies, Purchase Obligations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 81.2